SEGMENT INFORMATION - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) numberOfSegment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 operating_segments
Disclosure Of Operating Segments [Line Items]
Number of reporting segments | numberOfSegment	3
Number of operating segments	3			3
Revenue	$ 472,672	$ 425,772	$ 433,893
ROW
Disclosure Of Operating Segments [Line Items]
Revenue	227,271	200,198	184,723
ROW | One major customer
Disclosure Of Operating Segments [Line Items]
Revenue	$ 94,499	$ 80,862	$ 66,858
Percentage of entity's revenue from major customer	19.99%	18.99%	15.41%